Consolidated Statements Of Equity (USD $) In Millions	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Noncontrolling Interests In Subsidiaries [Member]	Comprehensive Income [Member]	Common Stockholders' Equity [Member]
Stockholders' equity, Beginning balance at Sep. 30, 2009			$ 157	$ 14,714	$ (496)	$ (6,297)	$ 151
Stock plans and other			35
Net earnings common stockholders	2,164			2,164
Net earnings - noncontrolling interests	53						53
Other comprehensive income							0
Cash dividends (per share: 2010, $1.34; 2011, $1.38; 2012, $1.60)				(1,009)			(57)
Purchases						(100)
Issued under stock plans and other						77
Net earnings	2,217							2,217
Foreign currency translation					55			55
Pension and postretirement, net of tax: 2010, $(6); 2011, $47; 2012, $19					(12)			(12)
Cash flow hedges and other, net of tax: 2010, $(16); 2011, $60; 2012, $(50)					27			27
Comprehensive income								2,287
Other							13
Less: Noncontrolling interests in subsidiaries								53
Comprehensive income common stockholders								2,234
Stockholders' equity, Ending balance at Sep. 30, 2010	9,952	477	192	15,869	(426)	(6,320)	160		9,792
Stock plans and other			125
Net earnings common stockholders	2,480			2,480
Net earnings - noncontrolling interests	50						50
Other comprehensive income							4
Cash dividends (per share: 2010, $1.34; 2011, $1.38; 2012, $1.60)				(1,039)			(61)
Purchases						(958)
Issued under stock plans and other						135
Net earnings	2,530							2,530
Foreign currency translation					22			26
Pension and postretirement, net of tax: 2010, $(6); 2011, $47; 2012, $19					(56)			(56)
Cash flow hedges and other, net of tax: 2010, $(16); 2011, $60; 2012, $(50)					(102)			(102)
Comprehensive income								2,398
Other							(1)
Less: Noncontrolling interests in subsidiaries								54
Comprehensive income common stockholders								2,344
Stockholders' equity, Ending balance at Sep. 30, 2011	10,551	477	317	17,310	(562)	(7,143)	152		10,399
Stock plans and other			7
Net earnings common stockholders	1,968			1,968
Net earnings - noncontrolling interests	56						56
Other comprehensive income							(1)
Cash dividends (per share: 2010, $1.34; 2011, $1.38; 2012, $1.60)				(1,171)			(56)
Purchases						(787)
Issued under stock plans and other						48
Net earnings	2,024							2,024
Foreign currency translation					(205)			(206)
Pension and postretirement, net of tax: 2010, $(6); 2011, $47; 2012, $19					(49)			(49)
Cash flow hedges and other, net of tax: 2010, $(16); 2011, $60; 2012, $(50)					85			85
Comprehensive income								1,854
Other							(4)
Less: Noncontrolling interests in subsidiaries								55
Comprehensive income common stockholders								1,799
Stockholders' equity, Ending balance at Sep. 30, 2012	$ 10,442	$ 477	$ 324	$ 18,107	$ (731)	$ (7,882)	$ 147		$ 10,295